Schedule of Provision For Income Taxes Differs From The Federal Statutory Rate (Details)	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor			Predecessor	Successor
Federal statutory rate		21.00%			21.00%	21.00%
State tax rate, net of federal benefit		3.60%			3.60%	3.80%
Permanent items		(1.90%)			(5.40%)	(2.80%)
Nondeductible basis difference		0.00%			0.00%	0.00%
Effect of change in state rate		0.00%			(0.10%)	(0.10%)
Prior period adjustments and other		0.00%			(0.10%)	0.00%
Change in valuation allowance		68.10%			(19.00%)	(13.10%)
Effective income tax rate		90.80%	0.00%	22.81%	0.00%	8.80%